              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
               PROVIDENTMUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT

                         SUPPLEMENT DATED JUNE 14, 2001
                                       TO
                          PROSPECTUS DATED MAY 1, 2001

     This supplement describes a change in format affecting your MarketStreet VIP/2 variable annuity contract (the "Contract"). None of the substantive information in the Contract has been changed.

     Please replace Appendix A, the "Financial Highlights" provision of the Contract, on page A-1 of your prospectus, with the following:

                                                                      APPENDIX A

                              FINANCIAL HIGHLIGHTS

     The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes, and other financial information included in the SAI under the caption "Financial Statements."

     The table below sets forth certain information regarding the Subaccounts as of December 31, 2000.

                                                                            NUMBER OF                  NUMBER OF
                                                                              UNITS                      UNITS
                                                              UNIT VALUE   OUTSTANDING   UNIT VALUE   OUTSTANDING   UNIT VALUE
                                                                AS OF         AS OF        AS OF         AS OF        AS OF
                         SUBACCOUNT                            12/31/00     12/31/00      12/31/99     12/31/99      12/31/98
                         ----------                           ----------   -----------   ----------   -----------   ----------
Market Street All Pro Broad Equity (formerly Growth
 Portfolio).................................................   1,170.95     30,089.95     1,082.22     36,535.03     1,065.67
Market Street All Pro Large Cap Growth......................     576.76     28,526.68       721.62     16,594.64       583.02
Market Street All Pro Large Cap Value.......................     492.50     12,975.26       490.76     10,251.06       490.39
Market Street All Pro Small Cap Growth......................     715.66     28,248.88       919.80     15,683.15       485.44
Market Street All Pro Small Cap Value.......................     441.75     16,069.68       370.54      8,460.21       408.65
Market Street Equity 500 Index (formerly Fidelity Index
 500).......................................................   1,465.42     89,779.98     1,636.75     91,709.23     1,377.32
Market Street International.................................     934.58     20,759.97       975.06     22,407.12       764.54
Market Street Mid Cap Growth (formerly Aggressive Growth
 Portfolio).................................................   1,384.12     16,804.68     1,014.50     12,579.61       887.21
Market Street Balanced (formerly Managed Portfolio).........     924.31     14,052.88       861.32     17,728.19       866.94
Market Street Bond..........................................     657.46     18,085.07       608.19     21,753.98       637.92
Market Street Money Market..................................     647.63     90,706.06       618.73     77,880.41       598.06
Scudder Bond................................................     665.72     17,108.31       610.50     19,173.00     1,181.96
Scudder Growth and Income...................................     971.53     18,856.97     1,006.14     21,851.23       724.89
Scudder International.......................................     880.78     25,400.54     1,140.30     20,743.49     1,117.54
OCC Equity..................................................   1,295.47     15,026.58     1,195.14     18,277.71       625.13
OCC Managed.................................................   1,252.24     32,559.61     1,157.06     42,989.61       748.08
OCC Small Cap...............................................     997.72     17,256.58       701.71     19,273.71       962.07
Dreyfus Growth and Income...................................   1,067.04     19,270.14     1,124.52     20,385.92       975.63
Dreyfus Socially Responsible................................   1,319.54     19,228.81     1,503.98     15,371.49     1,172.49
Federated U.S. Government Securities II.....................     663.18     15,436.06       606.11     17,731.89       618.36
Federated Utility Fund II...................................     799.54      9,670.52       890.32     11,493.39       886.67
Strong Mid Cap Growth Fund II...............................     416.75     17,120.70
Strong Opportunity Fund II..................................     494.33      2,626.72
Van Eck Worldwide Bond......................................     537.64      3,276.04       535.14      3,677.74       345.27
Van Eck Worldwide Emerging Markets..........................     336.57     20,032.46       587.10     11,368.57       297.26
Van Eck Worldwide Hard Assets...............................     452.62      2,549.36       411.96      1,882.22       588.75
Van Eck Worldwide Real Estate...............................     481.58      2,316.90       411.36      1,158.87       425.72
Variable Insurance Products Fund -- Equity-Income...........   1,248.84     69,141.27     1,168.00     85,196.19     1,113.96
Variable Insurance Products Fund -- Growth..................   1,482.40    103,766.67     1,688.61     95,738.72     1,245.95
Variable Insurance Products Fund -- High Income.............     606.18     24,842.92       792.88     28,780.47       743.43
Variable Insurance Products Fund II -- Asset Manager........     898.97     44,911.64       948.86     49,766.45       866.16
Variable Insurance Products Fund II -- Contrafund(R)........   1,272.63     64,669.78     1,382.01     63,090.61     1,127.92

                                                               NUMBER OF                  NUMBER OF                  NUMBER OF
                                                                 UNITS                      UNITS                      UNITS
                                                              OUTSTANDING   UNIT VALUE   OUTSTANDING   UNIT VALUE   OUTSTANDING
                                                                 AS OF        AS OF         AS OF        AS OF         AS OF
                         SUBACCOUNT                            12/31/98      12/31/97     12/31/97      12/31/96     12/31/96
                         ----------                           -----------   ----------   -----------   ----------   -----------
Market Street All Pro Broad Equity (formerly Growth
 Portfolio).................................................   34,680.05       950.55     32,051.38      775.34      26,301.47
Market Street All Pro Large Cap Growth......................    3,398.61
Market Street All Pro Large Cap Value.......................    3,752.20
Market Street All Pro Small Cap Growth......................    2,787.56
Market Street All Pro Small Cap Value.......................    2,343.81
Market Street Equity 500 Index (formerly Fidelity Index
 500).......................................................   61,689.14     1,080.42     48,054.18      831.78      27,336.86
Market Street International.................................   22,728.56       704.02     23,495.92      651.04      23,424.42
Market Street Mid Cap Growth (formerly Aggressive Growth
 Portfolio).................................................   12,301.49       833.15     11,389.39      697.07       9,335.43
Market Street Balanced (formerly Managed Portfolio).........   18,219.44       781.27     16,899.90      653.55      13,564.35
Market Street Bond..........................................   18,437.76       597.74     10,217.64      553.59       7,672.67
Market Street Money Market..................................   62,328.14       575.95     45,925.41      554.47      45,000.79
Scudder Bond................................................   19,823.89     1,071.54     19,067.19      858.13      12,563.72
Scudder Growth and Income...................................   22,809.77       808.05     22,411.36      670.35      16,021.07
Scudder International.......................................   53,641.58     1,057.94     54,119.40      877.27      43,626.63
OCC Equity..................................................   17,333.39       594.92     13,308.44      553.18      10,238.78
OCC Managed.................................................   19,335.69       641.18     16,570.16      596.09       9,325.04
OCC Small Cap...............................................   22,590.73       913.35     17,259.20      709.94       6,349.82
Dreyfus Growth and Income...................................   20,073.85       884.85     19,203.03      772.15      16,123.15
Dreyfus Socially Responsible................................    9,357.48       918.99      5,878.19      725.61       2,403.71
Federated U.S. Government Securities II.....................   15,015.43       582.47      6,129.09      544.01       3,591.63
Federated Utility Fund II...................................   11,449.65       789.26      6,448.18      632.04       4,346.85
Strong Mid Cap Growth Fund II...............................
Strong Opportunity Fund II..................................
Van Eck Worldwide Bond......................................      791.04
Van Eck Worldwide Emerging Markets..........................    1,094.81
Van Eck Worldwide Hard Assets...............................      430.59
Van Eck Worldwide Real Estate...............................      396.85
Variable Insurance Products Fund -- Equity-Income...........   78,563.14     1,011.99     73,730.38      801.08      61,560.52
Variable Insurance Products Fund -- Growth..................   74,160.15       905.80     67,965.10      743.89      59,854.74
Variable Insurance Products Fund -- High Income.............   26,474.33       788.02     21,860.95      679.15      14,990.01
Variable Insurance Products Fund II -- Asset Manager........   42,506.75       763.46     37,474.25      641.70      32,768.43
Variable Insurance Products Fund II -- Contrafund(R)........   46,442.16       879.99     38,683.95      718.85      23,454.47

                                                                            NUMBER OF                  NUMBER OF
                                                                              UNITS                      UNITS
                                                              UNIT VALUE   OUTSTANDING   UNIT VALUE   OUTSTANDING   UNIT VALUE
                                                                AS OF         AS OF        AS OF         AS OF        AS OF
                         SUBACCOUNT                            12/31/95     12/31/95      12/31/94     12/31/94      12/31/93
                         ----------                           ----------   -----------   ----------   -----------   ----------
Market Street All Pro Broad Equity (formerly Growth
 Portfolio).................................................    657.63      18,875.42      511.45      12,476.41      506.46
Market Street All Pro Large Cap Growth......................
Market Street All Pro Large Cap Value.......................
Market Street All Pro Small Cap Growth......................
Market Street All Pro Small Cap Value.......................
Market Street Equity 500 Index (formerly Fidelity Index
 500).......................................................    686.64      10,496.23      507.68       3,571.24      509.51
Market Street International.................................    595.43      17,907.81      528.22      15,548.80      534.25
Market Street Mid Cap Growth (formerly Aggressive Growth
 Portfolio).................................................    584.65       6,154.75      522.44       2,846.86      529.79
Market Street Balanced (formerly Managed Portfolio).........    592.07       9,803.13      482.84       8,582.76      498.70
Market Street Bond..........................................    545.35       4,938.33      459.55       3,487.30      493.74
Market Street Money Market..................................    534.58      30,689.17      513.30      16,531.43      501.47
Scudder Bond................................................    572.66      11,392.30      515.26       2,813.10      503.29
Scudder Growth and Income...................................    724.69      27,336.42      503.97       8,553.37      516.26
Scudder International.......................................    545.82       6,615.25
OCC Equity..................................................    705.50       7,248.38      468.40       4,419.73      498.86
OCC Managed.................................................    526.65       1,170.05          --             --          --
OCC Small Cap...............................................    589.44         978.99      504.88      15,233.99      498.94
Dreyfus Growth and Income...................................    648.54       3,543.50          --             --          --
Dreyfus Socially Responsible................................    607.04         211.32          --             --          --
Federated U.S. Government Securities II.....................    529.49         888.69          --             --          --
Federated Utility Fund II...................................    574.58       1,076.36          --             --          --
Strong Mid Cap Growth Fund II...............................
Strong Opportunity Fund II..................................
Van Eck Worldwide Bond......................................
Van Eck Worldwide Emerging Markets..........................
Van Eck Worldwide Hard Assets...............................
Van Eck Worldwide Real Estate...............................
Variable Insurance Products Fund -- Equity-Income...........    710.92      38,336.60      533.64      16,111.04      505.43
Variable Insurance Products Fund -- Growth..................    657.74      34,695.62      492.73      19,272.81      499.75
Variable Insurance Products Fund -- High Income.............    604.03       7,048.75      507.88       4,060.78      523.11
Variable Insurance Products Fund II -- Asset Manager........    567.88      28,966.21      492.38      28,637.01      531.69
Variable Insurance Products Fund II -- Contrafund(R)........    601.00       7,495.00          --             --          --

                                                               NUMBER OF
                                                                 UNITS
                                                              OUTSTANDING
                                                                 AS OF
                         SUBACCOUNT                            12/31/93
                         ----------                           -----------
Market Street All Pro Broad Equity (formerly Growth
 Portfolio).................................................   3,168.61
Market Street All Pro Large Cap Growth......................
Market Street All Pro Large Cap Value.......................
Market Street All Pro Small Cap Growth......................
Market Street All Pro Small Cap Value.......................
Market Street Equity 500 Index (formerly Fidelity Index
 500).......................................................     818.51
Market Street International.................................   2,539.74
Market Street Mid Cap Growth (formerly Aggressive Growth
 Portfolio).................................................     452.21
Market Street Balanced (formerly Managed Portfolio).........   2,536.72
Market Street Bond..........................................   1,656.64
Market Street Money Market..................................   4,652.76
Scudder Bond................................................     313.68
Scudder Growth and Income...................................     842.45
Scudder International.......................................
OCC Equity..................................................     726.58
OCC Managed.................................................         --
OCC Small Cap...............................................   2,723.17
Dreyfus Growth and Income...................................         --
Dreyfus Socially Responsible................................         --
Federated U.S. Government Securities II.....................         --
Federated Utility Fund II...................................         --
Strong Mid Cap Growth Fund II...............................
Strong Opportunity Fund II..................................
Van Eck Worldwide Bond......................................
Van Eck Worldwide Emerging Markets..........................
Van Eck Worldwide Hard Assets...............................
Van Eck Worldwide Real Estate...............................
Variable Insurance Products Fund -- Equity-Income...........   2,674.86
Variable Insurance Products Fund -- Growth..................   2,368.98
Variable Insurance Products Fund -- High Income.............     298.26
Variable Insurance Products Fund II -- Asset Manager........   2,806.80
Variable Insurance Products Fund II -- Contrafund(R)........         --

                                       A-1